Change in Accounting Principle Change in Accounting Principle - Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Prepaid assets and other	$ 399	$ 290
Property and equipment, gross	46,544	46,150
Less: Accumulated depreciation, depletion, and amortization	(25,985)	(25,312)
Property and equipment, net	20,559	20,838
Total Assets	24,734	25,500	$ 36,169
Other current liabilities	994	1,223
Paid-in capital	12,553	12,619
Accumulated deficit	(2,352)	(1,980)
Accumulated other comprehensive loss	(119)	(119)
Noncontrolling interest	1,549	1,602
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	9,000	9,490	$ 19,139	$ 20,541
Income taxes	2,533	2,529
Change from Full Cost Method to Successful Efforts Method [Member]
Prepaid assets and other	399
Property and equipment, gross	46,544	46,150
Less: Accumulated depreciation, depletion, and amortization	(25,985)	(25,312)
Property and equipment, net	20,559	20,838
Total Assets	24,734	25,500
Other current liabilities	994
Paid-in capital	12,553	12,619
Accumulated deficit	(2,352)	(1,980)
Accumulated other comprehensive loss	(119)	(119)
Noncontrolling interest	1,549	1,602
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	9,000	9,490
Income taxes	2,533	2,529
Under Full Cost [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		4,228		28,137
Under Full Cost [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Prepaid assets and other	361
Property and equipment, gross	94,326	93,825
Less: Accumulated depreciation, depletion, and amortization	(80,784)	(79,706)
Property and equipment, net	13,542	14,119
Total Assets	17,679	18,781
Other current liabilities	1,027
Paid-in capital	12,407	12,467
Accumulated deficit	(7,642)	(7,153)
Accumulated other comprehensive loss	(116)	(116)
Noncontrolling interest	1,536	1,662
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,554	4,228
Income taxes	891	1,072
Changes [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
Prepaid assets and other	38
Property and equipment, gross	(47,782)	(47,675)
Less: Accumulated depreciation, depletion, and amortization	54,799	54,394
Property and equipment, net	7,017	6,719
Total Assets	7,055	6,719
Other current liabilities	(33)
Paid-in capital	146	152
Accumulated deficit	5,290	5,173		$ 7,600
Accumulated other comprehensive loss	(3)	(3)
Noncontrolling interest	13	(60)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,446	5,262
Income taxes	$ 1,642	$ 1,457